ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V.	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [abstract]
ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V.
8.	ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V.

On April 3, 2018, the Company entered into a Share Purchase Offer Agreement with the shareholders of Comercializadora Mexmaken, S.A. de C.V. ("Mexmaken") to acquire a 90% ownership interest. Since its incorporation on September 9, 2015, Mexmaken has obtained two Master Lease Agreement ("MLA") with major Mexican telecom operators, one of which was acquired prior to the Company's acquisition of Mexmaken.

To obtain the 90% ownership interest, the Company issued 7,500,000 common shares with a fair value of $1,312,500 to the shareholders of Mexmaken. As part of the acquisition of Mexmaken, the Company also issued common shares to a related party, who was a controlling shareholder of Mexmaken.

The Company determined that the acquisition of Mexmaken constituted a business combination as Mexmaken has inputs, processes and outputs. As such the Company has applied the acquisition method of accounting. As part of the acquisition of Mexmaken, the Company acquired Mexmaken’s master lease agreement, which was recorded as an intangible asset.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed based on their estimated fair values, which is the same as the carrying values, at the date of acquisition and resulting goodwill:

$
Fair value of common shares issued	1,312,500
Total consideration	1,312,500

Assets acquired:
Cash	18,436
Amounts receivable and prepaid expenses	20,463
Construction in progress	91,339
Furniture and equipment	2,741
Intangible assets	428,000
Goodwill	1,315,258

Less: liabilities assumed
Accounts payable	(356,404)
Deferred income tax liability	(61,500)
Net assets of Mexmaken	1,458,333
Net assets attributed to non-controlling interest	(145,833)
Net assets acquired	1,312,500

As at December 31, 2018, the Company completed an impairment analysis in accordance with IAS 36 and determined that the carrying value of the Mexmaken CGU exceeded its fair value based on its value in use. As a result, the Company recognized impairment of $2,132,942, including $1,315,258 of goodwill, $461,597 of property and equipment, $417,587 of intangible asset, and recorded a recovery of deferred income taxes of $61,500.

During the year ended December 31, 2019, the Company's ownership on Mexmaken remains at 90%.